CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Fourth Company Repurchase (Details) - Series C - Fourth Company Repurchase - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Equity, Class of Treasury Stock [Line Items]
Number of shares agreed to repurchase	1,850,800
Price per share	$ 1.21
Value of shares agreed to repurchase	$ 2.2
Carrying value of each share		$ 2.42
Carrying value of the repurchased convertible preferred shares		$ 4.5
Adjustment to additional paid-in capital related to excess fair value paid over carrying amount	$ 2.2